INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-Sale Fixed Maturities by Classification
The following tables provide information relating to the Company’s fixed maturities classified as AFS.

AFS Fixed Maturities by Classification

	Amortized Cost	Allowance for Credit Losses	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
December 31, 2022:
Fixed Maturities:
Corporate (1)	$2,417	$—	$—	$359	$2,058
U.S. Treasury, government and agency	14	—	—	—	14
States and political subdivisions	43	—	—	9	34
Residential mortgage-backed	8	—	—	2	6
Asset-backed (2)	43	—	—	2	41
Commercial mortgage-backed	81	—	—	16	65
Total at December 31, 2022	$2,606	$—	$—	$388	$2,218

December 31, 2021:
Fixed Maturities:
Corporate (1)	$2,237	$—	$135	$10	$2,362
U.S. Treasury, government and agency	66	—	1	1	66
States and political subdivisions	31	—	3	—	34
Asset-backed (2)	30	—	—	—	30
Commercial mortgage-backed	80	—	—	—	80
Total at December 31, 2021	$2,444	$—	$139	$11	$2,572
______________
(1)Corporate fixed maturities include both public and private issues.
(2)Includes credit-tranched securities collateralized by sub-prime mortgages, credit risk transfer securities. and other asset types.

Schedule of Contractual Maturities of Available-for-Sale Fixed Maturities
The contractual maturities of AFS fixed maturities as of December 31, 2022 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Contractual Maturities of AFS Fixed Maturities

	Amortized Cost (Less Allowance for Credit Losses)	Fair Value
	(in millions)
December 31, 2022:
Contractual maturities:
Due in one year or less	$54	$53
Due in years two through five	525	502
Due in years six through ten	917	803
Due after ten years	978	748
Subtotal	2,474	2,106
Residential mortgage-backed	8	6
Asset-backed	43	41
Commercial mortgage-backed	81	65
Total at December 31, 2022	$2,606	$2,218

Schedule of Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities
The following table shows proceeds from sales, gross gains (losses) from sales and allowance for credit losses for AFS fixed maturities for the years ended December 31, 2022, 2021 and 2020:
Proceeds from Sales, Gross Gains (Losses) from Sales and Allowance for Credit and Intent to Sell Losses for AFS Fixed Maturities

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Proceeds from sales	$184	$302	$153
Gross gains on sales	$—	$8	$5
Gross losses on sales	$(8)	$(4)	$(4)

Net (increase) decrease in Allowance for Credit and Intent to Sell losses	$—	$—	$—

Schedule of AFS Fixed Maturities - Credit Loss Impairments
The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts.
AFS Fixed Maturities - Credit and Intent to Sell Loss Impairments

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Balance, beginning of period	$2	$2	$2
Previously recognized impairments on securities that matured, paid, prepaid or sold	(2)	—	—
Recognized impairments on securities impaired to fair value this period (1)	—	—	—
Credit losses recognized this period on securities for which credit losses were not previously recognized	—	—	—
Additional credit losses this period on securities previously impaired	—	—	—
Increases due to passage of time on previously recorded credit losses	—	—	—

Accretion of previously recognized impairments due to increases in expected cash flows (for OTTI securities 2019 and prior)	—	—	—
Balance at December 31,	$—	$2	$2
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(1)Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Schedule of Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities
The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI.
Net Unrealized Gains (Losses) on AFS Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2022	$128	$—	$(3)	$(26)	$99
Net investment gains (losses) arising during the period	(524)	—	—	—	(524)
Reclassification adjustment:
Included in net income (loss)	8	—	—	—	8
Other (1)	—	—	—	81	81
Impact of net unrealized investment gains (losses)	—	—	11	106	117
Net unrealized investment gains (losses) excluding credit losses	(388)	—	8	161	(219)
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—
Balance, December 31, 2022	$(388)	$—	$8	$161	$(219)

Balance, January 1, 2021	$248	$(111)	$37	$(36)	$138
Transition adjustment (2)	—	111	(37)	—	74

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Net investment gains (losses) arising during the period	(114)	—	—	—	(114)
Reclassification adjustment:
Included in net income (loss)	(4)	—	—	—	(4)
Other	(2)	—	—	—	(2)
Impact of net unrealized investment gains (losses)	—	—	(3)	10	7
Net unrealized investment gains (losses) excluding credit losses	128	—	(3)	(26)	99
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—
Balance, December 31, 2021	$128	$—	$(3)	$(26)	$99

Balance, January 1, 2020	$101	$(53)	$12	$(12)	$48
Net investment gains (losses) arising during the period	148	—	—	—	148
Reclassification adjustment:
Included in net income (loss)	(1)	—	—	—	(1)
Impact of net unrealized investment gains (losses)	—	(58)	25	(24)	(57)
Net unrealized investment gains (losses) excluding credit losses	248	(111)	37	(36)	138
Net unrealized investment gains (losses) with credit losses	—	—	—	—	—
Balance, December 31, 2020	$248	$(111)	$37	$(36)	$138

_____________
(1)    Reflects $81 million of a Deferred Tax Asset valuation allowance recorded during the fourth quarter of 2022. See Note 12 of the Notes to these Financial Statements for additional details.
(2) Reflects the transition adjustment for shadow DAC and policyholder liabilities related to the adoption of ASU 2018-12 effective January 1, 2021.
Schedule of Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities
The following tables disclose the fair values and gross unrealized losses of the 845 issues as of December 31, 2022 and the 119 issues as of December 31, 2021 that are not deemed to have credit losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:
AFS Fixed Maturities in an Unrealized Loss Position for Which No Allowance Is Recorded

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2022:
Fixed Maturities:
Corporate	$1,446	$159	$590	$200	$2,036	$359
States and political subdivisions	19	4	13	5	32	9
Residential mortgage-backed	2	—	4	2	6	2
Asset-backed	35	1	6	1	41	2

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
Commercial mortgage-backed	5	1	60	15	65	16
Total at December 31, 2022	$1,507	$165	$673	$223	$2,180	$388

December 31, 2021:
Fixed Maturities:
Corporate	$243	$4	$111	$6	$354	$10
U.S. Treasury, government and agency	45	1	2	—	47	1
Total at December 31, 2021	$288	$5	$113	$6	$401	$11

Schedule of Unrealized and Realized Gains (Losses) from Equity Securities	The table below presents a breakdown of unrealized and realized gains and (losses) on equity securities during the years ended December 31, 2022 and 2021. There were no unrealized or realized gains and (losses) on equity securities during the year ended December 31, 2020.
Unrealized and Realized Gains (Losses) from Equity Securities

	Year Ended December 31,
	2022	2021
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(3)	$2
Net investment gains (losses) recognized on securities sold during the period	—	—
Unrealized and realized gains (losses) on equity securities	$(3)	$2

Schedule of Net Investment Income (Loss)
The following table breaks out net investment income (loss) by asset category:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$88	$83	$74
Mortgage loans on real estate	1	1	1
Other equity investments	(2)	1	3
Policy loans	4	3	3
Equity in income (loss) from AB	—	3	8
Other investment income	1	—	—
Gross investment income (loss)	92	91	89
Investment expenses	(5)	(3)	(3)
Net investment income (loss)	$87	$88	$86

Schedule of Investment Gains (Losses), Net
Investment gains (losses), net including changes in the valuation allowances and credit losses are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities	$(8)	$4	$1
Investment gains (losses), net	$(8)	$4	$1